Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Numerator [Abstract]
Consolidated net income	$ 516	$ 609
Denominator [Abstract]
Weighted average common shares outstanding - basic (in shares)	115.1	120.1
Dilutive shares (in shares)	2.6	2.9
Weighted average common and common equivalent shares outstanding - diluted (in shares)	117.7	123.0
Per Common Share Earnings [Abstract]
Basic (in dollars per share)	$ 4.48	$ 5.07
Diluted (in dollars per share)	$ 4.38	$ 4.95
Antidilutive Shares [Abstract]
Antidilutive shares excluded from computation of earnings per share (in shares)	2.0	1.0